December 1, 2023

Supplement

SUPPLEMENT DATED DECEMBER 1, 2023 TO THE PROSPECTUSES AND
STATEMENTS OF ADDITIONAL INFORMATION OF

Morgan Stanley Europe Opportunity Fund, Inc., dated February 28, 2023
Morgan Stanley Global Fixed Income Opportunities Fund, dated February 28, 2023
Morgan Stanley Insight Fund, dated April 28, 2023
Morgan Stanley Mortgage Securities Trust, dated February 28, 2023
Morgan Stanley U.S. Government Money Market Trust, dated May 31, 2023
(the "Funds")

Effective immediately, the Funds, Morgan Stanley Investment Management Inc., the Funds' investment adviser, and Morgan Stanley Distribution, Inc., the Funds' distributor, changed the location of their principal offices. Accordingly, effective immediately, all references to "522 Fifth Avenue, New York, New York 10036" are deleted from the Funds' Prospectuses and Statements of Additional Information and replaced with "1585 Broadway, New York, New York 10036."

Please retain this supplement for future reference.

MSCHGEOFFPROSAISPT 12/23

December 1, 2023

Supplement

SUPPLEMENT DATED DECEMBER 1, 2023 TO THE PROSPECTUS DATED APRIL 28,
2023, AS AMENDED MAY 31, 2023, AND STATEMENT OF ADDITIONAL
INFORMATION DATED APRIL 28, 2023 OF

Morgan Stanley Long Duration Government Opportunities Fund (the "Fund")

Effective immediately, the Fund, Morgan Stanley Investment Management Inc., the Fund's investment adviser, and Morgan Stanley Distribution, Inc., the Fund's distributor, changed the location of their principal offices. Accordingly, effective immediately, all references to "522 Fifth Avenue, New York, New York 10036" are deleted from the Fund's Prospectus and Statement of Additional Information and replaced with "1585 Broadway, New York, New York 10036."

Please retain this supplement for future reference.

MSLDGOCHGEOFFPROSAISPT 12/23